RECENT ACCOUNTING PRONOUNCEMENTS - Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Right-of-use assets		$ 8,426	$ 12,058	$ 18,500
Lease liabilities		8,725	12,477	$ 18,500
Retained earnings (deficit)	$ (295,118)	$ 8,018	$ (155,146)		$ (289,134)
Mark to market loss	3,500
Restricted cash						$ 1,400
Adjustments for ASC 606
Condensed Balance Sheet Statements, Captions [Line Items]
Retained earnings (deficit)					$ (16,600)
Accounting Standards Update 2016-01
Condensed Balance Sheet Statements, Captions [Line Items]
Retained earnings (deficit)	$ 2,900